Cover	Nov. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity File Number	001-42854
Entity Registrant Name	Galata Acquisition Corp. II
Entity Central Index Key	0002076427
Entity Tax Identification Number	98-1875135
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	818 18th Avenue South
Entity Address, Address Line Two	Suite 925
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	202
Local Phone Number	866-0901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	LATAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LATA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	LATAW
Security Exchange Name	NASDAQ